Variable Interest Entities - Schedule of Assets and Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Assets
Cash and cash equivalents	$ 60,013	$ 33,042		$ 49,005
Accounts receivable, net	13,425	22,189	$ 25,618	1,952
Inventory	10,383	10,937		7,616
Prepaid expenses and other current assets	9,216	7,846		3,979
Property and equipment, net	16,088	15,891		15,339
Other assets	198	198		194
Goodwill	6,219	6,219		6,219
Other intangible assets, net	4,075	4,771		5,699
Total assets	119,617	101,727		116,397
Liabilities
Accounts payable	15,666	15,754		11,035
Current portion of capital lease obligations	399	727		998
Current portion of mortgage payable	268	241		231
Capital lease obligations, net of current portion	97	358		893
Mortgage payable, net of current portion	2,864	3,081		3,320
Other long-term liabilities	20,088	12,859		3,800
Total liabilities	180,037	185,601		153,365
Avero
Assets
Cash and cash equivalents	1,038	1,837		1,210
Accounts receivable, net	4,733	4,269		1,952
Inventory	2,143	2,572		935
Income tax receivable				1,690
Prepaid expenses and other current assets	1,093	1,181		1,020
Property and equipment, net	5,486	5,586		5,840
Other assets	30	30		30
Goodwill	6,219	6,219		6,219
Other intangible assets, net	4,075	4,771		5,699
Total assets	24,817	26,465		24,595
Liabilities
Accounts payable	3,166	2,450		1,018
Accrued expenses and other accrued liabilities	3,609	5,630		4,620
Current portion of capital lease obligations	49	59		111
Current portion of mortgage payable	197	173		166
Capital lease obligations, net of current portion	16	50		109
Mortgage payable, net of current portion	1,570	1,733		1,903
Other long-term liabilities	571	467		3,686
Total liabilities	$ 9,178	$ 10,562		$ 11,613